SUPPLEMENT DATED SEPTEMBER 16, 1999, TO
                      THE PROSPECTUS DATED MAY 1, 1999, FOR
                            FIRSTLINE UNIVERSAL LIFE
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                     AND ITS
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following information is added to the front cover page of the Prospectus:

         "This life insurance policy IS NOT a bank deposit or obligation, federally insured, or endorsed by any bank or governmental agency."

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The following paragraph is added after the second paragraph in the "Your Account
Value in the Variable Divisions" subsection on page 10 and after the third paragraph in the "Determining the Value in the Variable Divisions" section on page 32:

         "The valuation date is each date for which the net asset value of the investment portfolio shares and unit values of the divisions are determined. Valuation dates are each day the New York Stock Exchange and the company's customer service center are open for business and a corresponding investment portfolio values its shares, or as required by law."

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The second sentence of the third paragraph in the "Objectives of the Investment
Portfolios" section on page 15 is hereby deleted and replaced in its entirety as follows:

         "Currently, these advisers include AIM Advisors, Inc.; Fidelity Management & Research Company; Fred Alger Management, Inc.; INVESCO Funds Group, Inc.; Neuberger Berman Management Inc.; and Van Eck Associates Corporation."

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The following information is added after the first sentence of the second paragraph in the "Policy Issuance" subsection on page 20:

         "If we receive your initial premium after we issue your policy and the issue requirements have been met, the investment date is the later of 20 days after we issue your policy or the date we receive your initial premium."

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The following information is added to the end of the last paragraph in the
"Policy Issuance" subsection on page 20:

         "The policy date is:

              o the date you designate on your application, subject to our approval; or
              o the back-date of the policy to save age, if we permit this for your policy.

         If there is no designated date or back-date, the policy date is:

              o the date all underwriting and administrative requirements have been met if we have received your initial premium before we issue your policy; or
              o the later of 20 days after we issue your policy or the date we receive your initial premium if we receive your initial premium after we issue your policy."

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The following information is added to the end of the third paragraph of the
"Guaranteed Minimum Death Benefit" subsection on page 28:

         "Charges for your guaranteed minimum death benefit and base coverage are deducted each month to the extent that there is sufficient net account value to pay these charges. If there is not sufficient net account value to pay a charge, it is permanently waived. Deduction of charges will resume once there is sufficient net account value."

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The second sentence of the second paragraph in the "Policy Loans" section on page 36 is hereby deleted and replaced in its entirety as follows:

         "The maximum amount you can borrow on any valuation date, unless required differently by state law, is your net cash surrender value minus the monthly deductions to your next policy anniversary or 13 monthly deductions if you take a loan within thirty days before your next policy anniversary."

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The following information is added after the first sentence of the first paragraph of the "Free Look Period or Right to Examine Policy Period" subsection on page 40:

         "The right to examine your policy or free look period starts on the date you receive your policy."

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The following information modifies the text found in the first paragraph, second sentence of the "Monthly Deductions from Your Account Value" section on page 48:

         The statement "On or before November 1, 1999, we will make available to you the option to designate a single withdrawal investment division from which we will take your monthly deductions." is hereby revised to read: "As of August 16, 1999, you may designate a single withdrawal investment division from which we will take your monthly deductions."

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


The second sentence of the first paragraph in the "Group or Sponsored Arrangements or Corporate Purchasers" section on page 57 is hereby deleted and replaced in its entirety as follows:

         "For group or sponsored arrangements (including employees and certain family members of employees of Security Life of Denver, its affiliates and appointed sales agents), corporate purchasers, or special exchange programs which we may offer from time to time, we may reduce or waive the:"

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